BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	Jul. 31, 2015	Jul. 31, 2014	Jul. 25, 2014
Percentage of VAT, Proceeds Received from Customers	17.00%
Percentage Of Service Fees Payable			100.00%
Subsidiaries in PRC [Member]
Foreign Currency Exchange Rate, Translation	6.2097	6.2164
Foreign Currency Weighted Average Exchange Rate, Translation	6.1884	6.1025
Subsidiaries in Hong Kong [Member]
Foreign Currency Exchange Rate, Translation	7.7514	7.7497
Foreign Currency Weighted Average Exchange Rate, Translation	7.7536	7.7545